Property and equipment	9 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2022	2,983	1,864	332	5,179
Additions	334	52	—	386
Effects of foreign exchange	(28)	(11)	(4)	(43)
Balance – September 30, 2023	3,289	1,905	328	5,522

Accumulated depreciation
Balance – December 31, 2022	1,493	979	83	2,555
Depreciation	624	243	8	875
Effects of foreign exchange	(18)	(7)	(3)	(28)
Balance – September 30, 2023	2,099	1,215	88	3,402

Carrying value
Balance – December 31, 2022	1,490	885	249	2,624
Balance – September 30, 2023	1,190	690	240	2,120